Financial Instruments - Summary of Categories of Financial Instruments (Detail) - USD ($)		Jun. 30, 2023	Dec. 31, 2022
Financial assets at fair value through profit or loss
Financial assets at amortized cost	[1]	$ 53,970,737	$ 27,490,152
Financial liabilities at fair value through profit or loss
Derivative financial liabilities		2,189,409	90,213
Financial liabilities at amortized cost	[2]	46,098,591	41,922,924
Equity instruments		11,975,100
Money Market Fund [Member]
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss			30,445,339
K2 Warrants [Member]
Financial liabilities at fair value through profit or loss
Derivative financial liabilities		704,851	$ 90,213
Tranche 2B Warrants [Member]
Financial liabilities at fair value through profit or loss
Derivative financial liabilities		1,469,800
Pre-funded Warrants
Financial liabilities at fair value through profit or loss
Equity instruments		8,262,698
Tranche 1A Warrants [Member]
Financial liabilities at fair value through profit or loss
Equity instruments		1,539,117
Tranche 1B Warrants [Member]
Financial liabilities at fair value through profit or loss
Derivative financial liabilities		14,758
Tranche 2A Warrants
Financial liabilities at fair value through profit or loss
Equity instruments		$ 2,173,285

[1]	The balances include financial assets at amortized cost, which comprise of cash and cash equivalents, trade receivable and refundable deposits.
[2]	The balances include financial liabilities at amortized cost, which comprise of trade payables, partial other payables, other current liabilities and long-term borrowings.